Financial Instruments - Fair Value Inputs (Details) - Volatility - Recurring fair value measurement $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Private Placement Warrants
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	1.032	0.635
Percentage of reasonably possible increase in unobservable input, liabilities	10.00%	10.00%
Percentage of reasonably possible decrease in unobservable input, liabilities	10.00%	10.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, liabilities	$ 99	$ 741
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, liabilities	$ (73)	$ (765)
Earnout liabilities
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	1.049	0.842
Percentage of reasonably possible increase in unobservable input, liabilities	10.00%	10.00%
Percentage of reasonably possible decrease in unobservable input, liabilities	10.00%	10.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, liabilities	$ 546	$ 2,807
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, liabilities	$ (484)	$ (3,307)
Earn-in liabilities
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	1.049	0.842
Percentage of reasonably possible increase in unobservable input, liabilities	10.00%	10.00%
Percentage of reasonably possible decrease in unobservable input, liabilities	10.00%	10.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, liabilities	$ 303	$ 1,556
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, liabilities	$ (269)	$ (1,833)